Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (1.6%)
	Cogent Communications Holdings Inc.	366,958	25,995
*	Meredith Corp.	351,787	19,595
*	TechTarget Inc.	213,781	17,620
*	Cinemark Holdings Inc.	900,311	17,295
*	AMC Networks Inc. Class A	262,050	12,209
	EW Scripps Co. Class A	558,352	10,084
	Scholastic Corp.	254,950	9,089
*	QuinStreet Inc.	434,759	7,634
*	Consolidated Communications Holdings Inc.	823,253	7,566
*	Gannett Co. Inc.	1,110,832	7,420
	ATN International Inc.	95,358	4,467
	Shenandoah Telecommunications Co.	107,469	3,394
*	Marcus Corp.	193,025	3,368
			145,736
Consumer Discretionary (13.6%)
	Macy's Inc.	2,825,743	63,862
*	Stamps.com Inc.	160,166	52,821
	Signet Jewelers Ltd.	479,200	37,838
*	Asbury Automotive Group Inc.	166,953	32,846
*	Meritage Homes Corp.	326,818	31,701
	LCI Industries	217,355	29,262
	Group 1 Automotive Inc.	155,042	29,129
	Rent-A-Center Inc.	501,303	28,178
	Steven Madden Ltd.	681,751	27,379
*	LGI Homes Inc.	191,442	27,168
*	Shake Shack Inc. Class A	332,143	26,060
	MDC Holdings Inc.	517,122	24,160
*	Boot Barn Holdings Inc.	261,614	23,250
*	Dorman Products Inc.	243,845	23,085
	Wolverine World Wide Inc.	770,273	22,985
*	Sleep Number Corp.	244,982	22,901
*	Gentherm Inc.	278,292	22,522
	Winnebago Industries Inc.	309,022	22,389
*	Abercrombie & Fitch Co. Class A	589,309	22,176
	Shutterstock Inc.	189,133	21,433
	Installed Building Products Inc.	192,795	20,658
	Kontoor Brands Inc.	411,112	20,535
*	ODP Corp.	497,062	19,962
*	Vista Outdoor Inc.	491,130	19,797
*	Brinker International Inc.	393,144	19,284
*	Bloomin' Brands Inc.	763,896	19,097

		Shares	Market Value ($000)
*	Cheesecake Factory Inc.	394,800	18,556
*	Bed Bath & Beyond Inc.	1,060,300	18,317
*	iRobot Corp.	227,275	17,841
*	Cavco Industries Inc.	75,024	17,761
	Patrick Industries Inc.	207,152	17,256
	Century Communities Inc.	268,677	16,510
*	Sally Beauty Holdings Inc.	945,222	15,927
	Monro Inc.	268,696	15,453
*	Dave & Buster's Entertainment Inc.	401,500	15,389
*	M/I Homes Inc.	263,234	15,215
	Big Lots Inc.	311,152	13,492
*	Dine Brands Global Inc.	157,717	12,808
	Oxford Industries Inc.	142,044	12,808
	La-Z-Boy Inc.	392,259	12,643
	Sonic Automotive Inc. Class A	231,186	12,147
	Hibbett Inc.	170,653	12,072
	Strategic Education Inc.	163,307	11,513
	Sturm Ruger & Co. Inc.	146,138	10,782
*	Adtalem Global Education Inc.	270,253	10,218
*	MarineMax Inc.	207,756	10,080
*	American Axle & Manufacturing Holdings Inc.	1,138,155	10,027
	Buckle Inc.	242,484	9,600
*	G-III Apparel Group Ltd.	333,044	9,425
*	Tupperware Brands Corp.	423,300	8,940
*	Children's Place Inc.	117,268	8,826
*	WW International Inc.	478,549	8,734
	Guess? Inc.	415,309	8,726
*	BJ's Restaurants Inc.	197,205	8,235
	Aaron's Co. Inc.	279,639	7,701
*	Monarch Casino & Resort Inc.	113,156	7,580
*	Genesco Inc.	131,184	7,573
	Standard Motor Products Inc.	166,876	7,294
*	Zumiez Inc.	182,212	7,245
*	Ruth's Hospitality Group Inc.	344,515	7,135
*	Liquidity Services Inc.	319,019	6,894
*	Perdoceo Education Corp.	645,960	6,821
*	Designer Brands Inc. Class A	487,305	6,788
*	America's Car-Mart Inc.	57,500	6,715
	Caleres Inc.	293,593	6,524
*	Universal Electronics Inc.	117,532	5,788
	Haverty Furniture Cos. Inc.	162,786	5,488
*	Chuy's Holdings Inc.	166,679	5,255
	PetMed Express Inc.	179,930	4,835
	Shoe Carnival Inc.	147,890	4,795
*	Fossil Group Inc.	400,414	4,745
*	Chico's FAS Inc.	1,026,471	4,609
*	Lumber Liquidators Holdings Inc.	228,374	4,266
*	Barnes & Noble Education Inc.	426,283	4,259
*	American Public Education Inc.	160,198	4,103
*	Motorcar Parts of America Inc.	206,780	4,032
	Movado Group Inc.	119,259	3,755
*	Conn's Inc.	146,899	3,354
*	El Pollo Loco Holdings Inc.	194,185	3,282
	Ethan Allen Interiors Inc.	138,035	3,271
*	Cooper-Standard Holdings Inc.	139,658	3,060
	Cato Corp. Class A	135,022	2,233
*	Unifi Inc.	100,747	2,209
*	Fiesta Restaurant Group Inc.	176,490	1,934

		Shares	Market Value ($000)
*	Red Robin Gourmet Burgers Inc.	69,300	1,598
*	Vera Bradley Inc.	127,252	1,197
*	Regis Corp.	292,094	1,016
			1,227,133
Consumer Staples (4.3%)
*	Celsius Holdings Inc.	321,056	28,924
	WD-40 Co.	121,007	28,011
*	Simply Good Foods Co.	726,100	25,043
*	United Natural Foods Inc.	489,427	23,698
	J & J Snack Foods Corp.	129,660	19,815
	Medifast Inc.	102,087	19,666
*	TreeHouse Foods Inc.	443,949	17,705
	B&G Foods Inc.	590,029	17,636
	Edgewell Personal Care Co.	469,470	17,042
	Coca-Cola Consolidated Inc.	39,777	15,679
	PriceSmart Inc.	201,570	15,632
	Vector Group Ltd.	1,102,101	14,052
*	Central Garden & Pet Co. Class A	311,125	13,378
	Cal-Maine Foods Inc.	334,237	12,086
	Inter Parfums Inc.	160,307	11,986
	National Beverage Corp.	216,800	11,380
	Universal Corp.	223,458	10,800
*	USANA Health Sciences Inc.	113,584	10,472
*	elf Beauty Inc.	353,839	10,279
	Andersons Inc.	312,031	9,620
*	Chefs' Warehouse Inc.	269,400	8,774
	MGP Ingredients Inc.	130,155	8,473
	Fresh Del Monte Produce Inc.	248,581	8,009
	SpartanNash Co.	347,087	7,601
	John B Sanfilippo & Son Inc.	75,967	6,208
	Calavo Growers Inc.	151,952	5,811
*	Central Garden & Pet Co.	117,130	5,622
*	Seneca Foods Corp. Class A	88,875	4,286
			387,688
Energy (4.9%)
*	Range Resources Corp.	2,256,321	51,061
	PDC Energy Inc.	833,546	39,502
	Matador Resources Co.	939,431	35,736
	Helmerich & Payne Inc.	1,218,317	33,394
*	Southwestern Energy Co.	5,922,165	32,809
	SM Energy Co.	1,016,203	26,807
	Patterson-UTI Energy Inc.	2,542,093	22,879
*	Renewable Energy Group Inc.	441,005	22,139
*	Callon Petroleum Co.	377,640	18,535
	World Fuel Services Corp.	500,976	16,843
*	Green Plains Inc.	450,789	14,718
*	PBF Energy Inc. Class A	1,131,179	14,671
*	Oceaneering International Inc.	1,020,537	13,594
	Core Laboratories NV	452,753	12,564
	Bonanza Creek Energy Inc.	245,554	11,762
*	Laredo Petroleum Inc.	106,704	8,651
*	Nabors Industries Ltd.	87,916	8,482
*	Bristow Group Inc. Class A	217,982	6,938
*	DMC Global Inc.	158,843	5,863
*	CONSOL Energy Inc.	221,633	5,767
*	Penn Virginia Corp.	195,429	5,212
*	REX American Resources Corp.	65,261	5,212

		Shares	Market Value ($000)
*	ProPetro Holding Corp.	598,868	5,180
*	Par Pacific Holdings Inc.	307,450	4,833
	Archrock Inc.	564,388	4,656
*	Talos Energy Inc.	330,719	4,554
*	US Silica Holdings Inc.	549,228	4,388
*	RPC Inc.	704,098	3,422
*	Helix Energy Solutions Group Inc.	876,749	3,402
	Dorian LPG Ltd.	159,502	1,979
*	Oil States International Inc.	95,773	612
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	35,166	205
			446,370
Financials (18.5%)
	First Hawaiian Inc.	1,163,134	34,138
	BankUnited Inc.	802,571	33,563
	Pacific Premier Bancorp Inc.	802,734	33,265
	Community Bank System Inc.	474,968	32,497
	ServisFirst Bancshares Inc.	404,262	31,452
	Ameris Bancorp	598,961	31,074
	Assured Guaranty Ltd.	653,533	30,592
	Simmons First National Corp. Class A	989,005	29,235
	Walker & Dunlop Inc.	253,394	28,760
	Investors Bancorp Inc.	1,853,968	28,013
	First Bancorp (XNYS)	2,028,502	26,675
*	Mr Cooper Group Inc.	609,243	25,083
*	Axos Financial Inc.	480,951	24,788
	American Equity Investment Life Holding Co.	836,941	24,748
	Old National Bancorp	1,441,612	24,435
	Columbia Banking System Inc.	636,402	24,177
	Cadence Bancorp Class A	1,097,948	24,111
	United Community Banks Inc.	725,459	23,810
*	Green Dot Corp. Class A	470,030	23,657
*	Trupanion Inc.	299,621	23,272
	CVB Financial Corp.	1,131,974	23,058
*	Triumph Bancorp Inc.	229,364	22,966
	Independent Bank Corp.	294,390	22,418
	PennyMac Mortgage Investment Trust	1,138,050	22,408
	Independent Bank Group Inc.	312,329	22,188
	First Midwest Bancorp Inc.	1,141,862	21,707
	Flagstar Bancorp Inc.	415,749	21,112
	Virtus Investment Partners Inc.	67,490	20,943
	WSFS Financial Corp.	403,525	20,705
	Veritex Holdings Inc.	518,868	20,423
	Piper Sandler Cos.	145,702	20,174
	Great Western Bancorp Inc.	578,003	18,924
	First Financial Bancorp	784,415	18,363
	Banner Corp.	325,349	17,962
	Hilltop Holdings Inc.	541,101	17,678
*	PRA Group Inc.	405,284	17,079
	Renasant Corp.	472,902	17,048
	Two Harbors Investment Corp.	2,678,004	16,979
*	NMI Holdings Inc. Class A	748,250	16,918
*	Genworth Financial Inc. Class A	4,434,092	16,628
	Seacoast Banking Corp. of Florida	484,129	16,368
	Lakeland Financial Corp.	221,069	15,749
	Apollo Commercial Real Estate Finance Inc.	1,024,346	15,191
	Meta Financial Group Inc.	286,432	15,032
	Stewart Information Services Corp.	236,889	14,986
	Eagle Bancorp Inc.	253,032	14,549

		Shares	Market Value ($000)
	Berkshire Hills Bancorp Inc.	538,909	14,540
*	Palomar Holdings Inc.	179,717	14,526
	Park National Corp.	117,922	14,381
	NBT Bancorp Inc.	397,298	14,350
*	Selectquote Inc.	1,096,124	14,173
	Westamerica Bancorp	251,646	14,158
	Horace Mann Educators Corp.	353,248	14,056
	Northwest Bancshares Inc.	1,055,400	14,016
	Provident Financial Services Inc.	582,909	13,681
	New York Mortgage Trust Inc.	3,148,506	13,413
	Hope Bancorp Inc.	918,938	13,269
*	Encore Capital Group Inc.	268,909	13,249
	Brightsphere Investment Group Inc.	497,935	13,011
	Capitol Federal Financial Inc.	1,106,109	12,709
	James River Group Holdings Ltd.	329,640	12,437
	OFG Bancorp	489,877	12,355
	Southside Bancshares Inc.	311,077	11,911
	National Bank Holdings Corp. Class A	292,987	11,860
	Brookline Bancorp Inc.	776,744	11,853
	City Holding Co.	151,444	11,799
	FB Financial Corp.	273,644	11,734
	Redwood Trust Inc.	902,418	11,632
	First Commonwealth Financial Corp.	837,002	11,408
	Employers Holdings Inc.	288,542	11,394
*	World Acceptance Corp.	58,058	11,007
*	Bancorp Inc.	427,100	10,870
*	Enova International Inc.	309,786	10,703
	ProAssurance Corp.	449,719	10,694
	Northfield Bancorp Inc.	607,598	10,426
	Safety Insurance Group Inc.	131,127	10,392
	HCI Group Inc.	93,506	10,358
	HomeStreet Inc.	250,294	10,300
	BancFirst Corp.	159,759	9,605
	Tompkins Financial Corp.	118,613	9,597
	Dime Community Bancshares Inc.	289,341	9,450
	First Bancorp (XNGS)	219,589	9,444
	Trustmark Corp.	292,733	9,432
	S&T Bancorp Inc.	318,042	9,373
	AMERISAFE Inc.	166,041	9,325
	Banc of California Inc.	493,661	9,128
*	StoneX Group Inc.	137,403	9,055
*	Customers Bancorp Inc.	209,859	9,028
	Ready Capital Corp.	567,639	8,191
	B. Riley Financial Inc.	137,854	8,139
*	Donnelley Financial Solutions Inc.	232,159	8,037
	KKR Real Estate Finance Trust Inc.	355,665	7,504
*	Invesco Mortgage Capital Inc.	2,344,718	7,386
	Preferred Bank	104,559	6,972
*	eHealth Inc.	164,160	6,648
	TrustCo Bank Corp.	200,871	6,422
	Central Pacific Financial Corp.	249,414	6,405
*	SiriusPoint Ltd.	651,600	6,034
	Allegiance Bancshares Inc.	157,976	6,027
*	Blucora Inc.	386,033	6,018
	ARMOUR Residential REIT Inc.	539,239	5,813
	Ellington Financial Inc.	311,743	5,702
	Granite Point Mortgage Trust Inc.	401,748	5,291
	Capstead Mortgage Corp.	782,714	5,236

		Shares	Market Value ($000)
	WisdomTree Investments Inc.	892,179	5,059
*	Ambac Financial Group Inc.	351,008	5,026
	Hanmi Financial Corp.	193,799	3,888
	United Fire Group Inc.	148,618	3,433
*	EZCORP Inc. Class A	435,668	3,298
	Universal Insurance Holdings Inc.	220,302	2,873
	Heritage Financial Corp.	62,675	1,598
	Greenhill & Co. Inc.	106,917	1,563
			1,667,566
Health Care (12.1%)
*	Omnicell Inc.	374,994	55,660
*	NeoGenomics Inc.	1,068,152	51,528
*	AMN Healthcare Services Inc.	414,470	47,560
	Select Medical Holdings Corp.	1,024,999	37,074
	CONMED Corp.	262,141	34,296
	Ensign Group Inc.	448,560	33,593
*	Merit Medical Systems Inc.	464,644	33,361
*	Apollo Medical Holdings Inc.	322,390	29,354
*	Cytokinetics Inc.	726,524	25,966
*	Integer Holdings Corp.	289,699	25,882
*	Prestige Consumer Healthcare Inc.	430,558	24,159
*	Heska Corp.	87,054	22,507
*	Pacira BioSciences Inc.	397,100	22,238
*	Myriad Genetics Inc.	668,960	21,601
*	MEDNAX Inc.	747,449	21,250
	Owens & Minor Inc.	661,408	20,695
*	Ligand Pharmaceuticals Inc.	146,114	20,357
*	Magellan Health Inc.	215,304	20,357
*	Glaukos Corp.	412,974	19,893
*	Vericel Corp.	399,958	19,518
*	ModivCare Inc.	105,115	19,091
*	Corcept Therapeutics Inc.	930,577	18,314
*	Xencor Inc.	538,809	17,598
*	Allscripts Healthcare Solutions Inc.	1,296,938	17,340
*	CorVel Corp.	91,060	16,957
*	Covetrus Inc.	843,390	15,299
*	Lantheus Holdings Inc.	579,040	14,870
*	REGENXBIO Inc.	333,300	13,972
*	Supernus Pharmaceuticals Inc.	497,793	13,276
	Mesa Laboratories Inc.	43,709	13,216
*	Avanos Medical Inc.	422,318	13,176
	US Physical Therapy Inc.	117,200	12,962
*	Community Health Systems Inc.	1,071,038	12,531
*	Cardiovascular Systems Inc.	360,316	11,829
*	Fulgent Genetics Inc.	130,100	11,703
*	Joint Corp.	112,276	11,005
*	RadNet Inc.	368,853	10,811
*	Addus HomeCare Corp.	134,435	10,721
*	Innoviva Inc.	628,018	10,494
*	BioLife Solutions Inc.	238,928	10,111
*	Enanta Pharmaceuticals Inc.	167,588	9,521
*	Coherus Biosciences Inc.	588,411	9,456
*	Varex Imaging Corp.	331,696	9,354
*	uniQure NV	290,339	9,294
*	Tivity Health Inc.	367,500	8,475
*	Vanda Pharmaceuticals Inc.	483,032	8,279
*	AngioDynamics Inc.	313,377	8,129
	LeMaitre Vascular Inc.	147,782	7,846

		Shares	Market Value ($000)
*	Tactile Systems Technology Inc.	175,778	7,813
*	Cross Country Healthcare Inc.	361,475	7,678
*	CryoLife Inc.	337,248	7,517
*	Natus Medical Inc.	295,201	7,404
*	Meridian Bioscience Inc.	382,569	7,361
*	OraSure Technologies Inc.	649,364	7,344
*	Inogen Inc.	166,079	7,156
*	Surmodics Inc.	125,977	7,004
*	Cutera Inc.	148,725	6,931
*	NextGen Healthcare Inc.	488,739	6,891
*	Hanger Inc.	302,771	6,649
*	HealthStream Inc.	229,975	6,573
*	Organogenesis Holdings Inc. Class A	455,947	6,493
*	Pennant Group Inc.	224,180	6,297
*	Amphastar Pharmaceuticals Inc.	328,966	6,254
*	Collegium Pharmaceutical Inc.	313,280	6,184
*	Orthofix Medical Inc.	155,259	5,918
*	Anika Therapeutics Inc.	137,615	5,857
*	Computer Programs & Systems Inc.	162,558	5,764
*	Cara Therapeutics Inc.	365,789	5,651
	Simulations Plus Inc.	141,910	5,605
*	Eagle Pharmaceuticals Inc.	86,374	4,818
	Phibro Animal Health Corp. Class A	198,007	4,265
*	Spectrum Pharmaceuticals Inc.	1,600,297	3,489
*	ANI Pharmaceuticals Inc.	71,238	2,338
*	Zynex Inc.	199,756	2,275
*	Invacare Corp.	375,689	1,788
*,1	Lantheus Holdings Inc. CVR	933,227	—
			1,091,796
Industrials (16.6%)
*	Chart Industries Inc.	309,620	59,172
	Exponent Inc.	467,094	52,852
	John Bean Technologies Corp.	282,196	39,663
	Watts Water Technologies Inc. Class A	235,678	39,615
	UFP Industries Inc.	546,461	37,148
	Korn Ferry	502,400	36,354
*	Resideo Technologies Inc.	1,253,340	31,070
	Matson Inc.	379,475	30,627
	Applied Industrial Technologies Inc.	338,332	30,494
	UniFirst Corp.	133,974	28,486
	SPX FLOW Inc.	383,916	28,064
	Aerojet Rocketdyne Holdings Inc.	638,345	27,800
	Hillenbrand Inc.	640,335	27,310
	ABM Industries Inc.	598,845	26,954
	Franklin Electric Co. Inc.	329,813	26,336
*	Allegiant Travel Co.	129,620	25,338
*	Vicor Corp.	187,963	25,217
	AAON Inc.	351,589	22,973
	Comfort Systems USA Inc.	318,047	22,683
	Moog Inc. Class A	293,512	22,374
*	SkyWest Inc.	449,371	22,172
	Brady Corp. Class A	436,249	22,118
	Arcosa Inc.	425,842	21,365
	Forward Air Corp.	253,798	21,070
*	SPX Corp.	394,051	21,062
	Mueller Industries Inc.	508,084	20,882
*	Hub Group Inc. Class A	301,715	20,743
	Albany International Corp. Class A	269,471	20,714

		Shares	Market Value ($000)
	Federal Signal Corp.	529,714	20,458
*	Gibraltar Industries Inc.	285,357	19,875
*	Atlas Air Worldwide Holdings Inc.	231,459	18,906
	Boise Cascade Co.	347,482	18,757
	ManTech International Corp. Class A	241,132	18,307
*	GMS Inc.	407,405	17,844
*	Raven Industries Inc.	308,817	17,791
	ArcBest Corp.	215,198	17,597
	ESCO Technologies Inc.	228,469	17,592
	Encore Wire Corp.	181,296	17,192
*	AeroVironment Inc.	197,784	17,073
	Barnes Group Inc.	408,784	17,059
	EnPro Industries Inc.	193,207	16,832
*	Proto Labs Inc.	247,434	16,479
*	MYR Group Inc.	164,919	16,409
	Greenbrier Cos. Inc.	345,364	14,847
	Granite Construction Inc.	373,100	14,756
	Lindsay Corp.	91,291	13,857
*	Meritor Inc.	643,122	13,705
	HNI Corp.	370,624	13,609
*	Echo Global Logistics Inc.	268,559	12,813
	Deluxe Corp.	352,199	12,640
	AZZ Inc.	231,645	12,324
	Tennant Co.	165,064	12,207
	Alamo Group Inc.	85,527	11,934
*	Harsco Corp.	688,426	11,669
	Pitney Bowes Inc.	1,515,270	10,925
	Enerpac Tool Group Corp. Class A	524,983	10,883
	Standex International Corp.	108,311	10,713
	Astec Industries Inc.	195,188	10,503
*	PGT Innovations Inc.	534,169	10,203
	Healthcare Services Group Inc.	396,719	9,914
*	American Woodmark Corp.	149,298	9,760
	Griffon Corp.	393,364	9,677
*	Veritiv Corp.	105,985	9,492
*	CoreCivic Inc.	1,056,515	9,403
*	Triumph Group Inc.	502,391	9,360
*	US Ecology Inc.	268,670	8,691
	Kaman Corp.	240,016	8,561
*	Lydall Inc.	136,083	8,449
*	AAR Corp.	256,528	8,319
	Marten Transport Ltd.	521,405	8,181
*	TrueBlue Inc.	299,269	8,104
	Quanex Building Products Corp.	374,644	8,021
	Matthews International Corp. Class A	226,714	7,865
	Heidrick & Struggles International Inc.	170,675	7,617
*	Viad Corp.	167,286	7,596
	Apogee Enterprises Inc.	200,400	7,567
	Insteel Industries Inc.	195,383	7,434
*	Hawaiian Holdings Inc.	340,041	7,365
*	NOW Inc.	934,752	7,151
	Interface Inc. Class A	462,337	7,004
	Wabash National Corp.	441,059	6,673
	Heartland Express Inc.	413,541	6,625
*	Forrester Research Inc.	112,916	5,562
*	CIRCOR International Inc.	167,368	5,525
	Kelly Services Inc. Class A	284,173	5,365
	Resources Connection Inc.	328,047	5,177

		Shares	Market Value ($000)
	National Presto Industries Inc.	45,493	3,734
*	DXP Enterprises Inc.	116,351	3,441
	Park Aerospace Corp.	232,914	3,186
*	Titan International Inc.	398,849	2,856
	Powell Industries Inc.	99,676	2,449
*	Matrix Service Co.	91,951	962
			1,503,501
Information Technology (13.2%)
	Power Integrations Inc.	531,214	52,585
*	SPS Commerce Inc.	314,895	50,796
*	ExlService Holdings Inc.	300,384	36,983
*	Vonage Holdings Corp.	2,115,718	34,105
*	Perficient Inc.	292,323	33,822
*	Diodes Inc.	366,677	33,217
*	LivePerson Inc.	561,331	33,090
*	Fabrinet	322,099	33,018
*	Viavi Solutions Inc.	2,056,497	32,369
*	Onto Innovation Inc.	443,649	32,054
	Kulicke & Soffa Industries Inc.	548,716	31,979
*	Alarm.com Holdings Inc.	397,750	31,100
*	Rogers Corp.	165,650	30,890
*	3D Systems Corp.	1,092,237	30,113
	Advanced Energy Industries Inc.	336,768	29,551
*	Itron Inc.	389,974	29,494
*	MaxLinear Inc. Class A	597,296	29,417
*	Insight Enterprises Inc.	305,345	27,505
*	FormFactor Inc.	684,881	25,567
	Badger Meter Inc.	250,652	25,351
	EVERTEC Inc.	521,667	23,851
*	Plexus Corp.	262,163	23,440
*	8x8 Inc.	946,848	22,147
*	Sanmina Corp.	562,332	21,672
*	Rambus Inc.	957,197	21,250
	Progress Software Corp.	395,285	19,444
	Xperi Holding Corp.	970,249	18,280
	InterDigital Inc.	267,791	18,162
*	Ultra Clean Holdings Inc.	384,790	16,392
*	Knowles Corp.	807,441	15,131
	TTEC Holdings Inc.	156,912	14,676
*	OSI Systems Inc.	153,442	14,546
*	Axcelis Technologies Inc.	308,032	14,487
*	Unisys Corp.	561,911	14,126
	Methode Electronics Inc.	334,396	14,061
*	Bottomline Technologies DE Inc.	346,138	13,596
	CSG Systems International Inc.	281,528	13,570
*	Cohu Inc.	415,488	13,271
*	ePlus Inc.	116,286	11,932
*	TTM Technologies Inc.	920,881	11,575
*	Extreme Networks Inc.	1,162,220	11,448
*	Agilysys Inc.	202,050	10,579
*	FARO Technologies Inc.	159,815	10,517
	Benchmark Electronics Inc.	385,523	10,297
*	Ichor Holdings Ltd.	239,556	9,843
	CTS Corp.	303,272	9,374
*	Veeco Instruments Inc.	411,116	9,131
*	Photronics Inc.	648,709	8,842
*	Plantronics Inc.	337,865	8,687
*	CEVA Inc.	199,008	8,492

		Shares	Market Value ($000)
*	NETGEAR Inc.	249,000	7,946
*	ScanSource Inc.	222,816	7,752
*	Digi International Inc.	361,321	7,595
*	Diebold Nixdorf Inc.	751,060	7,593
	ADTRAN Inc.	394,871	7,408
*	Harmonic Inc.	811,784	7,103
*	SMART Global Holdings Inc.	156,541	6,966
*	PDF Solutions Inc.	273,070	6,292
	Comtech Telecommunications Corp.	224,130	5,740
	Ebix Inc.	203,987	5,493
*	OneSpan Inc.	272,086	5,110
*	DSP Group Inc.	231,046	5,062
*	Arlo Technologies Inc.	692,018	4,436
	PC Connection Inc.	93,755	4,128
*	CalAmp Corp.	362,784	3,610
*	Applied Optoelectronics Inc.	180,878	1,299
*	Daktronics Inc.	189,254	1,028
*	BM Technologies Inc.	31,756	283
			1,190,669
Materials (5.1%)
	Balchem Corp.	275,140	39,915
*	Livent Corp.	1,381,678	31,931
	HB Fuller Co.	439,608	28,381
*	Arconic Corp.	870,152	27,445
	Quaker Chemical Corp.	111,900	26,601
*	Domtar Corp.	459,952	25,086
	Trinseo SA	376,211	20,308
	Stepan Co.	177,666	20,066
*	O-I Glass Inc.	1,362,600	19,444
	Innospec Inc.	211,790	17,837
*	Allegheny Technologies Inc.	1,036,341	17,234
	Kaiser Aluminum Corp.	143,350	15,619
*	Ferro Corp.	725,268	14,752
*	Kraton Corp.	312,672	14,270
	Carpenter Technology Corp.	386,379	12,650
	Materion Corp.	178,538	12,255
	Warrior Met Coal Inc.	449,413	10,458
*	AdvanSix Inc.	251,748	10,007
	Schweitzer-Mauduit International Inc.	271,229	9,401
*	GCP Applied Technologies Inc.	416,318	9,126
*	Century Aluminum Co.	621,577	8,360
*	TimkenSteel Corp.	577,614	7,555
	Hawkins Inc.	200,222	6,984
*	Koppers Holdings Inc.	214,113	6,693
	Neenah Inc.	130,932	6,103
*	Clearwater Paper Corp.	155,957	5,978
	Myers Industries Inc.	285,940	5,596
	Glatfelter Corp.	355,016	5,006
	Mercer International Inc.	367,863	4,263
	American Vanguard Corp.	268,629	4,043
*	Rayonier Advanced Materials Inc.	511,397	3,835
	SunCoke Energy Inc.	565,055	3,548
	Olympic Steel Inc.	119,973	2,922
	Haynes International Inc.	38,657	1,440
	Tredegar Corp.	81,645	994
	FutureFuel Corp.	46,147	329
			456,435

		Shares	Market Value ($000)
Real Estate (8.0%)
	Innovative Industrial Properties Inc.	210,700	48,708
	Agree Realty Corp.	586,618	38,852
	Lexington Realty Trust	2,445,843	31,185
	Essential Properties Realty Trust Inc.	1,015,807	28,361
	Uniti Group Inc.	2,082,911	25,766
	Retail Properties of America Inc. Class A	1,979,273	25,493
	SITE Centers Corp.	1,427,386	22,039
*	Realogy Holdings Corp.	1,134,214	19,894
	Retail Opportunity Investments Corp.	1,107,701	19,296
	Brandywine Realty Trust	1,437,659	19,293
	Washington REIT	739,662	18,307
	Four Corners Property Trust Inc.	678,048	18,212
*	Xenia Hotels & Resorts Inc.	976,519	17,323
	CareTrust REIT Inc.	852,382	17,320
	Independence Realty Trust Inc.	846,652	17,229
*	DiamondRock Hospitality Co.	1,817,703	17,177
	iStar Inc.	674,100	16,906
	American Assets Trust Inc.	436,173	16,322
	Service Properties Trust	1,426,655	15,993
	Kite Realty Group Trust	783,951	15,961
	Easterly Government Properties Inc. Class A	756,187	15,623
	Acadia Realty Trust	733,282	14,966
	Industrial Logistics Properties Trust	587,140	14,919
	Tanger Factory Outlet Centers Inc.	887,477	14,466
	Alexander & Baldwin Inc.	587,903	13,780
	Global Net Lease Inc.	859,801	13,774
*	Mack-Cali Realty Corp.	767,375	13,137
	NexPoint Residential Trust Inc.	202,383	12,523
	Office Properties Income Trust	455,148	11,529
	LTC Properties Inc.	361,809	11,466
	St. Joe Co.	272,000	11,451
	Centerspace	118,400	11,189
*	Summit Hotel Properties Inc.	1,052,483	10,135
	Getty Realty Corp.	330,848	9,697
	Community Healthcare Trust Inc.	212,339	9,596
	Safehold Inc.	133,373	9,588
	GEO Group Inc.	1,180,388	8,818
*	Marcus & Millichap Inc.	209,490	8,510
	RPT Realty	658,034	8,397
*	Hersha Hospitality Trust Class A	729,717	6,808
	Armada Hoffler Properties Inc.	504,595	6,746
*	Chatham Lodging Trust	538,407	6,596
	RE/MAX Holdings Inc. Class A	162,478	5,063
	Urstadt Biddle Properties Inc. Class A	235,348	4,455
	Saul Centers Inc.	97,719	4,306
	Franklin Street Properties Corp.	850,463	3,946
	Whitestone REIT	295,156	2,887
	Diversified Healthcare Trust	757,806	2,569
	Universal Health Realty Income Trust	43,391	2,398
			718,975
Utilities (1.7%)
	American States Water Co.	351,321	30,045
	California Water Service Group	461,213	27,179
	Avista Corp.	634,307	24,814
	South Jersey Industries Inc.	975,818	20,746
	Chesapeake Utilities Corp.	144,571	17,356
	Middlesex Water Co.	152,634	15,688

			Shares	Market Value ($000)
	Northwest Natural Holding Co.		316,770	14,568
	Unitil Corp.		119,875	5,128
				155,524
Total Common Stocks (Cost $5,077,339)				8,991,393
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2]	Vanguard Market Liquidity Fund (Cost $70,645)	0.068%	706,448	70,645
Total Investments (100.4%) (Cost $5,147,984)				9,062,038
Other Assets and Liabilities—Net (-0.4%)				(32,883)
Net Assets (100%)				9,029,155
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	330	36,313	(473)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,991,393	—	—	8,991,393
Temporary Cash Investments	70,645	—	—	70,645
Total	9,062,038	—	—	9,062,038

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	473	—	—	473
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.